EQUITY-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 9.0
Options granted (in shares)	0		4,000
Options, Vested and exercisable	22,591,910
Weighted average exercise price	$ 4.99
Equity-Based Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense			$ 10.6
Equity-Based Compensation Plan | Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation, net of forfeitures	$ 1.7	$ 1.6	$ 6.4	$ 8.0